Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies
Schedule of company’s subsidiaries and associate

				Direct and indirect interest
Name	Main activities	Location	Investment type	December 31, 2025	December 31, 2024

Afya Participações S.A. (“Afya Brazil”)	Holding	Nova Lima - MG	Subsidiary	100%	100%
Instituto Tocantinense Presidente Antônio Carlos Porto S.A. - (“ITPAC Porto”)	Undergraduate degree programs	Porto Nacional - TO	Subsidiary	100%	100%
Instituto Tocantinense Presidente Antônio Carlos S.A. - (“ITPAC Araguaína”)	Undergraduate degree programs	Araguaína - TO	Subsidiary	100%	100%
União Educacional do Vale do Aço S.A. - (“UNIVAÇO”)	Medicine undergraduate degree program	Ipatinga - MG	Subsidiary	100%	100%
IPTAN - Instituto de Ensino Superior Presidente Tancredo de Almeida Neves S.A. (“IPTAN”)	Undergraduate degree programs	São João Del Rei - MG	Subsidiary	100%	100%
Instituto de Educação Superior do Vale do Parnaíba S.A. (“IESVAP”)	Undergraduate degree programs	Parnaíba - PI	Subsidiary	80%	80%
Centro de Ciências em Saúde de Itajubá S.A. (“CCSI”)	Medicine undergraduate degree program	Itajubá - MG	Subsidiary	75%	75%
Instituto de Ensino Superior do Piauí S.A. (“IESP”)	Undergraduate and graduate degree programs	Teresina - PI	Subsidiary	100%	100%
FADEP - Faculdade Educacional de Pato Branco Ltda. (“FADEP”)	Undergraduate degree programs	Pato Branco - PR	Subsidiary	100%	100%
Instituto Educacional Santo Agostinho S.A. (“FASA”)	Undergraduate degree programs	Montes Claros - MG	Subsidiary	100%	100%
Instituto Paraense de Educação e Cultura Ltda. (“IPEC”)	Medicine undergraduate degree program	Marabá - PA	Subsidiary	100%	100%
Sociedade Universitária Redentor S.A. (“UniRedentor”)	Undergraduate and graduate degree programs	Itaperuna - RJ	Subsidiary	100%	100%
Centro de Ensino São Lucas Ltda. (“UniSL”)	Undergraduate degree programs	Porto Velho - RO	Subsidiary	100%	100%
Sociedade de Educação, Cultura e Tecnologia da Amazônia S.A. - (“FESAR”)	Undergraduate degree programs	Redenção - PA	Subsidiary	100%	100%
Centro Superior de Ciências da Saúde Ltda. (“FCMPB”)	Medicine undergraduate degree program	João Pessoa - PB	Subsidiary	100%	100%
iClinic Desenvolvimento de Software Ltda. (“iClinic”) (ii)	Electronic Medical Record, Clinical Management System	Ribeirão Preto - SP	Subsidiary	-	100%
Medicinae Solutions S.A. (“Medicinae”) (ii)	Healthcare payments and financial services	Rio de Janeiro - RJ	Subsidiary	-	100%
Medical Harbour Aparelhos Médico Hospitalares e Serviços em Tecnologia Ltda. (“Medical Harbour”)	Educational health and medical imaging	Florianópolis - SC	Subsidiary	100%	100%
Cliquefarma Drogarias Online Ltda. (“Cliquefarma”) (ii)	Online platform	São Paulo - SP	Subsidiary	-	100%
Shosp Tecnologia da Informação Ltda. (“Shosp”) (ii)	Electronic Medical Record, Clinical Management System	Rio de Janeiro - RJ	Subsidiary	-	100%
Sociedade Padrão de Educação Superior Ltda. (“UnifipMoc”)	Undergraduate degree programs	Montes Claros - MG	Subsidiary	100%	100%
Companhia Nilza Cordeiro Herdy de Educação e Cultura (“Unigranrio”)	Undergraduate and graduate degree programs	Duque de Caxias - RJ	Subsidiary	100%	100%
RX PRO Soluções de Tecnologia Ltda. (“RX PRO”) (ii)	Marketing for pharmaceutical industry	São Paulo - SP	Subsidiary	-	100%
Quasar Telemedicina Desenvolvimento de Sistemas Computacionais Ltda. (“Glic”) (ii)	Patient physician relationship	Barueri - SP	Subsidiary	-	100%
Sociedade Educacional e Cultural Sergipe DelRey Ltda. (“DelRey”)	Undergraduate degree programs	Maceió - AL	Subsidiary	100%	100%
Unidom Participações S.A. (“Unidom”) (i)	Undergraduate degree programs	Salvador - BA	Subsidiary	-	100%
Instituição Baiana de Ensino Superior Ltda. (“IBES”) (i)	Undergraduate degree programs	Salvador - BA	Subsidiary	100%	100%
SESSA - Sociedade de Educação Superior do Semi-Árido Ltda. (“SESSA”) (i)	Undergraduate degree programs	Ribeira de Pombal - BA	Subsidiary	100%	100%
Faculdade Masterclass Ltda. (“FUNIC”) (iii)	Undergraduate degree programs	Contagem - MG	Subsidiary	100%	-
União Educacional do Planalto Central S.A. (“UEPC”)	Undergraduate degree programs	Brasília - DF	Associate	30%	30%

(i)	Unidom was merged with Afya Brazil on January 1, 2025. As a result, from this date on, Afya Brazil directly controls the Unidom’s subsidiaries IBES and SESSA.
(ii)	Cliquefarma, RX PRO and Glic were merged with Afya Brazil in August 2025; iClinic, Medicinae and Shosp were merged with Afya Brazil in October 2025.
(iii)	See Note 1.

Schedule of fair values for financial instruments

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
Level 2 - Stock options and Restricted stock units (Note 14)	Binomial model: The fair value is estimated by utilizing a simulation of possible future share prices, applying regression analysis, as well as comparing at each potential exercise date the discounted risk-neutral expectation of the option payoff if not exercised, and the relevant exercise price.	• Expected volatility (December 31, 2025: 24% to 44%; December 31, 2024: 32% to 45%).	The estimated fair value would increase (decrease) if the expected volatility were higher (lower).
Level 3 - Contingent consideration (Accounts payable to selling shareholders - Note 12.2.3)	Probability-weighted cash flows: This valuation technique considers the probability-weighted expectation of future cash flow.	• Expected cash flows (December 31, 2025: R$325,150; December 31, 2024: R$314,953). • Probability of disbursement (December 31, 2025 and 2024: 100%).	The estimated fair value would increase (decrease) if: • the expected cash flows were higher (lower); or • the probability rate were lower (higher).

Schedule of measurement and gains and losses

Financial assets at FVTPL	These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.
Financial assets at amortized cost	These assets are subsequently measured at amortized cost under the effective interest method. The gross carrying amount is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.
Debt investments at FVOCI	These assets are subsequently measured at fair value. Interest income calculated under the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.
Equity investments at FVOCI	These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

Schedule of estimated useful lives of the assets

Building	25 years
Machinery and equipment	10 years
Vehicles	5 years
Furniture and fixtures	10 years
IT equipment	5 years
Library books	10 years
Leasehold improvements	1 - 30 years

Schedule of estimated useful lives of intangible assets

Customer relationships - medicine	6 years
Customer relationships - other courses	4.5 years
Software	5 years
Trademarks	2 - 30 years
Education content, Developed technology and Educational platform	3 - 5 years

Schedule of changes in accounting policies and disclosures

Amendment / standard	Description
Lack of exchangeability – Amendments to IAS 21

In August 2023, the IASB issued amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates to specify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking. The amendments also require disclosure of information that enables users of its financial statements to understand how the currency not being exchangeable into the other currency affects, or is expected to affect, the entity’s financial performance, financial position and cash flows.

The amendments had no impact on the Company’s accounting policies, which remained unchanged in these consolidated financial statements for the year ended December 31, 2025.

Standards issued but not yet effective

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s consolidated financial statements are presented below. The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective. The Company intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

Amendment / standard	Description
Classification and Measurement of Financial Instruments - Amendments to IFRS 9 and IFRS 7

In May 2024, the IASB issued Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7), which:

• Clarifies that a financial liability is derecognized on the ‘settlement date’, i.e., when the related obligation is discharged, cancelled, expires or the liability otherwise qualifies for derecognition. It also introduces an accounting policy option to derecognize financial liabilities that are settled through an electronic payment system before settlement date if certain conditions are met

• Clarified how to assess the contractual cash flow characteristics of financial assets that include environmental, social and governance (ESG)-linked features and other similar contingent features

• Clarifies the treatment of non-recourse assets and contractually linked instruments

• Requires additional disclosures in IFRS 7 for financial assets and liabilities with contractual terms that reference a contingent event (including those that are ESG-linked), and equity instruments classified at fair value through other comprehensive income

The amendments will be effective for annual reporting periods beginning on or after January 1, 2026. Entities can early adopt the amendments that relate to the classification of financial assets plus the related disclosures and apply the other amendments later.

The amendments are not expected to have a material impact on the Company’s consolidated financial statements.

Annual Improvements to IFRS Accounting Standards - Volume 11

In July 2024, the IASB issued Annual Improvements to IFRS Accounting Standards - Volume 11. The following is a summary of the topics subject to amendments from the Annual Improvements to IFRS Accounting Standards - Volume 11:

• IFRS 1 First-time Adoption of International Financial Reporting Standards

• IFRS 7 Financial Instruments: Disclosures: Gain or Loss on Derecognition

• Guidance on implementing IFRS 7 Financial Instruments: Disclosures

• IFRS 9 Financial Instruments

• IFRS 10 Consolidated Financial Statements

• IAS 7 Statement of Cash Flows

These amendments are effective for annual periods beginning on or after January 1, 2026.

The amendments are not expected to have a material impact on the Company’s consolidated financial statements.

Nature-dependent Electricity Contracts – Amendments to IFRS 9 and IFRS 7

In December 2024, the IASB issued Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and IFRS 7), clarifying the application of the ‘own-use’ requirements; permitting hedge accounting if these contracts are used as hedging instruments; and adding new disclosure requirements to enable investors to understand the effect of these contracts on a company’s financial performance and cash flows.

The amendments will be effective for annual reporting periods beginning on or after January 1, 2026. Early adoption is permitted, but will need to be disclosed.

The amendments are not expected to have a material impact on the Company’s consolidated financial statements.

IFRS 18 – Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18, which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements for presentation within the statement of income, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of income into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new.

It also requires disclosure of management-defined performance measures, subtotals of income and expenses and includes new requirements for aggregation and disaggregation of financial information based on the identified “roles” of the primary financial statements (PFS) and the notes.

In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards.

IFRS 18, and the amendments to the other standards, is effective for reporting periods beginning on or after January 1, 2027 and must be applied retrospectively. Early adoption is permitted and must be disclosed.

The Company is currently working to identify all IFRS 18 impacts on the consolidated financial statements.